CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Unrealized gain on available-for-sale securities, tax effect		¥ 0	¥ 38,847	¥ 36,900
Share-based compensation	$ (18,078)	(125,854)	(100,183)	(85,968)
Included in cost of services
Share-based compensation	(2,900)	(20,189)	(16,316)	(14,029)
Included in operating expenses - Sales and marketing
Share-based compensation	(2,493)	(17,356)	(14,026)	(12,060)
Included in operating expenses - General and administrative
Share-based compensation	$ (12,727)	¥ (88,604)	¥ (74,623)	¥ (59,879)